UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member] QPAGOS Corporation - Parent Company [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] QPAGOS Corporation - Parent Company [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] QPAGOS Corporation - Parent Company [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member] QPAGOS Corporation - Parent Company [Member]	Accumulated Other Comprehensive Income [Member]	Total Stockholders' Equity Controlling Interest [Member] QPAGOS Corporation - Parent Company [Member]	Total Stockholders' Equity Controlling Interest [Member]	Noncontrolling Interest [Member] QPAGOS Corporation - Parent Company [Member]	Noncontrolling Interest [Member]	QPAGOS Corporation - Parent Company [Member]	Total
Balance at beginning at Dec. 31, 2013	$ 4,619		$ 58,282		$ (867)		$ 5,582		$ 67,616				$ 67,616
Balance at beginning (in shares) at Dec. 31, 2013	4,619,314
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Translation adjustment							147,167		147,167				147,167
Net loss					(1,489,318)				(1,489,318)				(1,489,318)
Balance at ending at Dec. 31, 2014	$ 4,619		58,282		(1,490,185)		152,749		(1,274,535)				(1,274,535)
Balance at ending (in shares) at Dec. 31, 2014	4,619,314
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Translation adjustment							269,835		269,835				269,835
Withholding tax adjustment at foreign subsidiary					270				270				270
Shares issued for services	$ 834		165,881						166,715				166,715
Shares issued for services (in shares)	833,575
Issuance of shares of common stock	$ 2,392		2,987,608						2,990,000				2,990,000
Issuance of shares of common stock (in shares)	2,392,000
Share issuance expense			(388,700)						(388,700)				(388,700)
Conversion of debt to equity	$ 14,547		2,894,876						2,909,423				2,909,423
Conversion of debt to equity (in shares)	14,547,111
Net loss					(2,529,513)				(2,529,513)				(2,529,513)
Balance at ending at Dec. 31, 2015	$ 22,392	$ 4,981	$ 5,717,947	$ 5,733,811	$ (4,019,428)	$ (4,019,428)	$ 422,584	$ 422,584	$ 2,143,495	$ 2,141,948			$ 2,143,495	$ 2,141,948
Balance at ending (in shares) at Dec. 31, 2015	22,392,000	49,809,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Translation adjustment								42,378		42,378				42,378
Shares issued for services		$ 515		2,031,760						2,032,275				2,032,275
Shares issued for services (in shares)		5,145,000
Net loss						(2,675,531)				(2,675,531)				(2,675,531)
Balance at ending at Mar. 31, 2016		$ 5,496		$ 7,873,571		$ (6,694,959)		$ 464,962		$ 1,649,070				$ 1,649,070
Balance at ending (in shares) at Mar. 31, 2016		54,954,000